Short-Term Bank Loans (Details)	Mar. 18, 2025 USD ($)	Mar. 18, 2025 CNY (¥)	Apr. 16, 2024 USD ($)	Apr. 16, 2024 CNY (¥)	Mar. 22, 2024 USD ($)	Mar. 22, 2024 CNY (¥)
Beijing Rural Commercial Bank [Member]
Short-Term Bank Loans [Line Items]
Short term loan amount	$ 139,595	¥ 1,000,000			$ 136,999	¥ 1,000,000
Interest rate	4.95%	4.95%			4.95%	4.95%
Bank of Nanjing [Member]
Short-Term Bank Loans [Line Items]
Short term loan amount			$ 110,970	¥ 810,000
Interest rate			5.30%	5.30%